Segment reporting (Tables)	3 Months Ended
Mar. 31, 2019
Segment reporting
Schedule of segment reporting

	Three months ended March 31,
	2019		2018 (1) (2)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	2,415	3,150	1,375	3,677

Gross profit	829	1,084	381	1,752
Gross profit in %	34.3%	34.4%	27.7%	47.6%

(1)The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.

(2)Certain comparative figures for the 3-month period ended March 31, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.